INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2018
INVESTMENTS
Schedule of long-term investments

	2017	2018
	RMB (in millions)
Debt investments	6,157	5,107
Equity investments	19,417	21,767
	25,574	26,874

Summary of available-for sale investments by major security type

The following table summarizes the Company's available-for-sale debt investments as of December 31, 2018 (RMB in millions):

	Cost, after	Gross Unrealized	Gross Unrealized
	adjusted with other-than-	Gains, including forex	Losses, including forex
	temporary impairment	adjustment	adjustment	Fair Value
Available-for-sale debt investments	2,633	236	(152)	2,717

The following table summarizes the Company's available-for-sale debt investments as of December 31, 2017 (RMB in millions):

	Cost, after	Gross Unrealized	Gross Unrealized
	adjusted with other-than-	Gains, including forex	Losses, including forex
	temporary impairment	adjustment	adjustment	Fair Value
Available-for-sale debt investments	5,362	909	(154)	6,117

Schedule of equity securities with readily determinable fair values

The following table summarizes the Company's equity securities with readily determinable fair values as of December 31, 2018 (RMB in millions):

	Cost, after	Gross Unrealized	Gross Unrealized
	adjusted with other-than-	Gains, including forex	Losses, including forex
	temporary impairment	Adjustment	adjustment	Fair Value
Equity securities with readily determinable fair values	5,520	4,320	(845)	8,995

The following table summarizes the Company's equity securities with readily determinable fair values as of December 31, 2017 (RMB in millions):

	Cost, after	Gross Unrealized	Gross Unrealized
	adjusted with other-than-	Gains, including forex	Losses, including forex
	temporary impairment	Adjustment	adjustment	Fair Value
Equity securities with readily determinable fair values	6,136	6,299	—	12,435

Schedule of financial information of investees

The Company summarizes the condensed financial information of the Company’s equity investments as a group below in accordance with Rule 4-08 of Regulation S-X (RMB in millions).

	2016		2017	2018
		Other equity	Equity	Equity
	eLong	investments	investments	investments
Operating data:
Revenue	1,895	5,918	14,243	17,429
Gross profit	998	4,785	8,145	11,513
(Loss)/Income from operations	(1,313)	155	80	294
Net (loss)/income	(1,635)	(62)	(223)	990
Net loss attributable to our equity method investments companies	(722)	(55)	(79)	(81)
Add: Equity dilution impact	(1)	11	14	7
Add: Gain from disposal of equity method investments	—	1,369	—	42
Equity in (loss)/income of affiliates	(723)	1,325	(65)	(32)

	2016		2017	2018
Balance sheet data:
Current assets	1,979	3,354	9,836	26,612
Long-term assets	455	17,298	16,553	37,435
Current liabilities.	1,687	11,596	8,061	20,404
Long-term liabilities.	16	1,651	6,191	12,011
Non-controlling interests.	16	1,945	324	232